Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 30, 2019
Entity Registrant Name	Forum Funds II
Entity Central Index Key	0001576367
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 30, 2020
Document Effective Date	Jun. 30, 2020
Prospectus Date	Nov. 01, 2019